Schedule of bank borrowings (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt interest rate		9.00%
Weighted average interest rate	12.00%	9.00%
Long term debt interest rate	13.04%
Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate	9.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate	13.00%